Share-based payments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based payments
26. Share-based payments
The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2021	2020	2019
Pearson plans	28	29	25
The Group operates the following equity-settled employee option and share plans:
Worldwide Save for Shares Plan
– Since 1994, the Group has operated a
Save-As-You-Earn
plan for UK employees. In 1998, the Group introduced a Worldwide Save for Shares Plan. Under these plans, employees can save a portion of their monthly salary over periods of three or five years. At the end of this period, the employee has the option to purchase ordinary shares with the accumulated funds at a purchase price equal to 80% of the market price prevailing at the time of the commencement of the employee’s participation in the plan. Options that are not exercised within six months of the end of the savings period lapse unconditionally.
Employee Stock Purchase Plan
– In 2000, the Group established an Employee Stock Purchase Plan which allows all employees in the US to save a portion of their monthly salary over six-month
periods. At the end of the period, the employee has the option to purchase American Depositary Receipts (ADRs) with their accumulated funds at a purchase price equal to 85% of the lower of the market prices prevailing at the beginning or end of the period.
Long-Term Incentive Plan
– The plan was first introduced in 2001 and from time to time the plan rules are renewed. The plan consists of restricted shares. The vesting of restricted shares is normally dependent on continuing service over a three to five-year period, and in the case of Executive Directors and senior management upon the satisfaction of corporate performance targets over a three-year period. These targets may be based on market and/or non-market
performance criteria. Restricted shares awarded to Executive Directors in May 2021 and May 2020 and May 2019 vest dependent on relative total shareholder return, return on invested capital and adjusted earnings per share growth. These awards are in addition to the 2020 one-off
co-investment
award for the Chief Executive, vesting in three equal tranches based on market and non-market
performance criteria. The applicable market condition for the vesting of the final tranche is on total shareholder return. Other restricted shares awarded in 2021, 2020 and 2019 generally vest depending on continuing service over periods of up to three years.
Management Incentive Plan
– The plan was introduced in 2017 combining the Group’s Annual Incentive Plan and Long-Term Incentive Plan for senior management. The number of shares to be granted to participants is dependent on Group performance in the calendar year preceding the date of grant (on the same basis as the Annual Incentive Plan). Subsequently, the shares vest dependent on continuing service over a three-year period, and additionally, in the case of the Pearson Executive Management team, upon satisfaction of non-market
based performance criteria as determined by the Remuneration Committee. Restricted shares awarded as part of the 2020 Management Incentive Plan were granted in April 2021 and those awarded as part of the 2019 management Incentive Plan were granted in April 2020. In 2021 this scheme has been replaced by the Long-Term Incentive Plan for senior management.
The following shares were granted under restricted share arrangements:

	2021		2020
	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	6,394	7.27	5,598	4.94
Management Incentive Plan	630	7.71	696	5.29
The fair value of shares granted under the Long-Term Incentive Plan and the Management Incentive Plan that vest unconditionally is determined using the share price at the date of grant. The number of shares expected to vest is adjusted, based on historical experience, to account for potential forfeitures. Participants under the plans are entitled to dividends during the vesting period and therefore the share price is not discounted.
Restricted shares with a market performance condition were valued by an independent actuary using a Monte Carlo model. Restricted shares with a non-market
performance condition were fair valued based on the share price at the date of grant.
Non-market
performance conditions are taken into consideration by adjusting the number of shares expected to vest based on the most likely outcome of the relevant performance criteria.